Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Property Plant And Equipment [Abstract]
Depreciation expense	$ 366	$ 126